Preferred and Common Stock	12 Months Ended
Dec. 31, 2020
Preferred And Common Stock
Preferred and Common Stock

Note 12 – Preferred and Common Stock

Preferred Stock

As of December 31, 2020, and 2019, there were 42,030,331 shares of Series A preferred stock, par value $0.00001 per share, issued and outstanding. The holders of Series A preferred stock have one vote per share of Series A preferred stock equivalent to one vote of the Company’s common stock. The Series A preferred stock ranks senior to the Company’s common stock. The holders of shares of Series A preferred stock are not entitled to receive dividends and have no conversion or preemptive rights. Upon liquidation, dissolution or winding up of the Company’s business, after payment to the holders of any senior securities, the holders of Series A preferred stock are entitled to receive a preferential cash payment per share of Series A preferred stock equal to the stated value of the preferred stock, prior to any payment to the holders of common stock.

Common Stock

During the year ended December 31, 2020, the Company did not issue any shares of its common stock in a private, non-registered transaction.

During the year ended December 31, 2019, the Company did not issue any shares of its common stock in a private, non-registered transaction.

Surna Inc.

Notes to Consolidated Financial Statements

During the year ended December 31, 2020, the Company issued shares of its common stock under the 2017 Equity Plan as follows:

●	6,667 shares to an employee in settlement of certain RSUs that vested December 31, 2019;

●	3,733 shares pursuant to a special incentive stock bonus approved by the Board for the period ended December 31, 2019; and

●	45,000 shares in settlement of restricted stock units to a former employee after taking measures to mitigate the Company’s exposure to penalties and liability for the failure to properly withhold income taxes, as further discussed in Note 11 – Commitments and Contingencies, Litigation above.

During the year ended December 31, 2019, the Company issued shares of its common stock under the Company’s 2017 Equity Plan as follows:

●	1,316 shares of common stock were issued to independent directors in lieu of cash director fees;

●	5,263 shares of common stock were issued to independent directors as the 2019 equity retainer fee;

●	7,467 shares of common stock were issued to certain employees in settlement of vested restricted stock units; and

●	7,467 shares of common stock were issued to certain employees as a stock incentive bonus.